FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Earnings/(loss) recognized in the result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Balance on January 1	R$ (6,757,343)
Designation of protected debt	(18,630,425)	R$ (6,802,523)
Fair value assessment - result	(2,717,730)	(105,593)
Amortizations	4,847,986	150,773
Balance as of December 31st	R$ (23,257,512)	R$ (6,757,343)